Segment Reporting - Capital Expenditures by Segment (Detail) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Costs incurred for dry dockings	$ 26,507	$ 109,523
Teekay LNG | Liquefied Gas Carriers
Segment Reporting Information [Line Items]
Costs incurred for dry dockings	10,482	96,357
Teekay LNG | Conventional Tankers
Segment Reporting Information [Line Items]
Costs incurred for dry dockings	0	1,538
Teekay Tankers | Conventional Tankers
Segment Reporting Information [Line Items]
Costs incurred for dry dockings	$ 16,025	$ 11,628